Related Party Transactions - (Transactions with Equity Method Investees) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Consolidated Balance Sheets
Accounts receivable	$ 489.2		$ 489.2		$ 688.6	$ 527.0
Other assets, noncurrent	827.4		827.4		852.9	563.0
Accounts payable	251.4		251.4		246.7	251.1
Other accrued liabilities	163.0		163.0		282.4	215.4
Other liabilities	424.5		424.5		452.5	120.9
Consolidated Statements of Operations
Revenues	713.8	$ 691.6	2,125.8	$ 2,106.3	2,986.4	3,083.8	$ 2,716.3
Direct operating	457.1	433.6	1,440.9	1,306.0	1,886.7	2,207.9	1,922.1
LIONS GATE ENTERTAINMENT CORP [Member]
Consolidated Balance Sheets
Accounts receivable	560.0		560.0		753.0	582.1
Other assets, noncurrent	867.6		867.6		900.7	616.1
Accounts payable	336.7		336.7		327.6	368.1
Other accrued liabilities	199.6		199.6		355.1	273.4
Other liabilities	503.9		503.9		556.4	317.9
Consolidated Statements of Operations
Revenues	970.5	975.1	2,753.8	2,899.1	4,016.9	3,854.8	3,604.3
Direct operating	567.3	510.8	1,639.7	1,549.1	2,189.2	2,312.5	2,064.2
Interest and other income	$ 3.1	$ 1.8	$ 11.6	$ 6.5	22.1	6.4	30.8
Equity Method Investees | LIONS GATE ENTERTAINMENT CORP [Member]
Consolidated Balance Sheets
Accounts receivable					11.1	14.8
Investment in films and television programs					2.2	7.9
Other assets, noncurrent					0.0	45.8
Total due from related parties					13.3	68.5
Accounts payable					16.8	16.8
Other accrued liabilities					0.0	6.7
Participations and residuals, current					5.5	7.5
Participations and residuals, noncurrent					1.3	2.0
Deferred revenue					0.1	0.0
Other liabilities					0.0	41.4
Total due to related parties					23.7	74.4
Consolidated Statements of Operations
Revenues					4.2	6.1	4.1
Direct operating					5.0	8.3	6.5
Distribution and marketing expense					0.8	0.4	0.2
Interest and other income					$ 0.0	$ 1.7	$ 3.1